Expense Example - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement Income Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Managed Retirement Income Fund - Class A
Expense Example:
1 year	$ 642
3 years	786
5 years	942
10 years	1,395
Fidelity Advisor Managed Retirement Income Fund - Class I
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	$ 567